Annual Operating Expenses - FidelityEquityDividendIncomeFund-KPRO - FidelityEquityDividendIncomeFund-KPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund - Class K	Jan. 29, 2024
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.49%